Condensed Financial Information of the Parent Company (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 2,859,332	$ 4,432,335		$ 3,269,866
Total assets	36,012,501	30,496,363		27,264,703
Current liabilities:
Trade and other payables	3,578,944	3,887,915		1,940,690
Total liabilities	34,834,301	29,323,851		25,273,565
Shareholders' equity
Common stock - Authorized 50,000,000 shares, par value $0.001	50,000	50,000		50,000
Additional paid in capital	2,360,204	2,360,204		3,360,204
Legal reserve	223,500	223,500		223,500
Accumulated Deficit	1,916,263	1,680,322		1,853,243
Other comprehensive income	448,904	209,278		203,933
Total shareholders' equity	1,178,200	1,172,512	$ 2,351,760	1,991,138	$ 4,634,069
Total liabilities and shareholders' equity	$ 36,012,501	30,496,363		$ 27,264,703
Parent [member]
Current assets:
Cash and cash equivalents		$ 462,485
Amount due from subsidiaries		390,000
Investment in subsidiaries		$ 1,289,522
Total assets		2,142,007
Current liabilities:
Trade and other payables		1,029,347
Total liabilities		1,029,347
Shareholders' equity
Common stock - Authorized 50,000,000 shares, par value $0.001		50,000
Subscription of receivable		(50,000)
Additional paid in capital		2,360,204
Legal reserve		223,500
Accumulated Deficit		(1,680,322)
Other comprehensive income		209,278
Total shareholders' equity		1,112,660
Total liabilities and shareholders' equity		$ 2,142,007